ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Accounts receivable, net	$ 11,781,103	$ 4,602,466
Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable, net	$ 5,500,000
Account receivable, percentage	46.70%